Schedule of Assets 4(i)-(Held at End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	66-0560107
Plan number	001
Current Value	$ 2,663,440	$ 2,342,791
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates on notes receivable from participants	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates on notes receivable from participants	9.50%